T. ROWE PRICE Limited Duration Inflation Focused Bond Fund
August 31, 2021 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 2.0%
Auto Backed 0.6%
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class C
1.06%, 8/18/26  4,965 5,010
Avis Budget Rental Car Funding AESOP
Series 2017-2A, Class A
2.97%, 3/20/24 (1) 13,111 13,566
Exeter Automobile Receivables Trust
Series 2020-1A, Class B
2.26%, 4/15/24 (1) 3,948 3,961
Santander Drive Auto Receivables Trust
Series 2020-4, Class C
1.01%, 1/15/26  8,070 8,133
Santander Retail Auto Lease Trust
Series 2019-A, Class C
3.30%, 5/22/23 (1) 16,470 16,656
Santander Retail Auto Lease Trust
Series 2019-C, Class C
2.39%, 11/20/23 (1) 9,515 9,686
57,012
Collaterized Debt Obligation 1.0%
Ares LVIII
Series 2020-58A, Class A, CLO, FRN
3M USD LIBOR + 1.22%, 1.346%, 1/15/33 (1) 4,080 4,083
Barings
Series 2013-IA, Class AR, CLO, FRN
3M USD LIBOR + 0.80%, 0.934%, 1/20/28 (1) 11,409 11,419
BlueMountain
Series 2012-2A, Class AR2, CLO, FRN
3M USD LIBOR + 1.05%, 1.181%, 11/20/28 (1) 4,071 4,071
KKR
Series 13, Class A1R, CLO, FRN
3M USD LIBOR + 0.80%, 0.926%, 1/16/28 (1) 7,301 7,303
KKR
Series 13, Class B1R, CLO, FRN
3M USD LIBOR + 1.15%, 1.276%, 1/16/28 (1) 3,420 3,410
Madison Park Funding XXXVII
Series 2019-37A, Class AR, CLO, FRN
3M USD LIBOR + 1.07%, 1.21%, 7/15/33 (1) 6,780 6,772
Magnetite XVI
Series 2015-16A, Class AR, CLO, FRN
3M USD LIBOR + 0.80%, 0.934%, 1/18/28 (1) 27,166 27,170
Magnetite XXV
Series 2020-25A, Class A, CLO, FRN
3M USD LIBOR + 1.20%, 1.325%, 1/25/32 (1) 8,400 8,411

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Par/Shares $ Value
(Amounts in 000s)
‡
OZLM VIII
Series 2014-8A, Class A1RR, CLO, FRN
3M USD LIBOR + 1.17%, 1.304%, 10/17/29 (1) 6,340 6,340
Reese Park
Series 2020-1A, Class A1, CLO, FRN
3M USD LIBOR + 1.32%, 1.446%, 10/15/32 (1) 9,245 9,247
Symphony XXIII
Series 2020-23A, Class A, CLO, FRN
3M USD LIBOR + 1.32%, 1.446%, 1/15/34 (1) 6,025 6,036
94,262
Other Asset-Backed Securities 0.2%
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 2,703 2,835
Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30 (1) 1,708 1,757
HPEFS Equipment Trust
Series 2021-2A, Class C
0.88%, 9/20/28 (1) 11,555 11,551
Sierra Timeshare Receivables Funding
Series 2019-3A, Class A
2.34%, 8/20/36 (1) 3,057 3,123
19,266
Student Loan 0.2%
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1) 8,689 8,871
Navient Private Education Refi Loan Trust
Series 2021-EA, Class A
0.97%, 12/16/69 (1) 7,305 7,309
16,180
Total Asset-Backed Securities (Cost $185,367) 186,720
CORPORATE BONDS 5.7%
Airlines 0.0%
SMBC Aviation Capital Finance, 3.00%, 7/15/22 (1) 4,155 4,238
4,238
Automotive 0.6%
Hyundai Capital America, 0.875%, 6/14/24 (1)(2) 17,855 17,810
Hyundai Capital America, 1.15%, 11/10/22 (1) 6,500 6,541
Hyundai Capital America, 1.25%, 9/18/23 (1) 12,140 12,253
Nissan Motor, 3.043%, 9/15/23 (1) 7,705 8,024
Volkswagen Group of America Finance, 0.875%, 11/22/23 (1)(2) 12,040 12,116
56,744

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Banking 1.0%
Bank of America, VR, 0.523%, 6/14/24 (3) 25,000 24,975
Bank of Montreal, 0.625%, 7/9/24  18,550 18,536
Goldman Sachs Group, VR, 0.657%, 9/10/24 (2)(3) 25,000 24,970
Mitsubishi UFJ Financial Group, VR, 0.953%, 7/19/25 (3) 23,360 23,425
91,906
Building Products 0.1%
Martin Marietta Materials, 0.65%, 7/15/23  5,540 5,546
5,546
Consumer Products 0.0%
YMCA of Greater New York, 2.303%, 8/1/26  2,240 2,265
2,265
Drugs 0.3%
Perrigo Finance Unlimited, 3.90%, 12/15/24  22,385 23,929
23,929
Energy 0.7%
Abu Dhabi National Energy, 3.875%, 5/6/24  8,200 8,877
Global Sukuk, 0.946%, 6/17/24 (1) 24,247 24,167
Gray Oak Pipeline, 2.00%, 9/15/23 (1) 1,320 1,345
Perusahaan Listrik Negara, 5.50%, 11/22/21  18,900 19,112
Plains All American Pipeline, 3.85%, 10/15/23  8,952 9,435
62,936
Financial 0.9%
AerCap Ireland Capital, 3.50%, 5/26/22  5,750 5,860
AerCap Ireland Capital, 4.45%, 12/16/21  9,380 9,462
Air Lease, 3.50%, 1/15/22  9,867 9,976
Ally Financial, 1.45%, 10/2/23  6,710 6,805
Avolon Holdings Funding, 4.25%, 4/15/26 (1) 4,990 5,408
DAE Funding, 1.55%, 8/1/24 (1) 5,500 5,496
MAF Sukuk, 4.50%, 11/3/25  13,510 14,973
Park Aerospace Holdings, 5.25%, 8/15/22 (1)(2) 19,105 19,845
77,825
Information Technology 0.2%
HCL America, 1.375%, 3/10/26 (1)(2) 19,900 19,864
19,864
Insurance 0.1%
Brighthouse Financial Global Funding, 0.60%, 6/28/23 (1) 9,000 9,001
9,001
Metals & Mining 0.2%
POSCO, 2.375%, 1/17/23  7,025 7,178
POSCO, 4.00%, 8/1/23  10,895 11,556
18,734
Oil Field Services 0.3%
Energy Transfer, 4.25%, 3/15/23  24,956 26,017
26,017

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Petroleum 0.6%
Bharat Petroleum, 4.375%, 1/24/22  13,495 13,680
Ecopetrol, 5.875%, 9/18/23  19,000 20,508
Pertamina Persero, 4.875%, 5/3/22  18,000 18,539
52,727
Real Estate Investment Trust Securities 0.1%
Vanke Real Estate Hong Kong, 4.15%, 4/18/23  5,005 5,220
5,220
Retail 0.0%
Nordstrom, 2.30%, 4/8/24  1,895 1,902
1,902
Transportation (Excluding Railroads) 0.0%
China Merchants Finance, 5.00%, 5/4/22  920 944
944
Transportation Services 0.3%
HPHT Finance, 2.75%, 9/11/22  18,800 19,152
HPHT Finance, 2.875%, 11/5/24  12,000 12,631
31,783
Utilities 0.3%
China Huaneng Group Hong Kong Treasury Management Holding,
1.60%, 1/20/26 (2) 12,015 12,124
Consorcio Transmantaro, 4.375%, 5/7/23 (2) 11,300 11,749
Saudi Electricity Global Sukuk, 4.222%, 1/27/24  4,100 4,428
28,301
Total Corporate Bonds (Cost $515,187) 519,882
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.0%
Foreign Government & Municipalities (Excluding
Canadian) 0.0%
Saudi Arabian Oil, 1.25%, 11/24/23 (1) 1,150 1,161
Total Foreign Government Obligations & Municipalities (Cost
$1,148) 1,161
MUNICIPAL SECURITIES 0.6%
California 0.1%
California State Univ., Series B, 0.563%, 11/1/24  4,220 4,223
4,223
Colorado 0.0%
Denver City & County Airport System, Series C, 0.877%, 11/15/23  785 792
Denver City & County Airport System, Series C, 1.115%, 11/15/24  1,225 1,240
2,032

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Georgia 0.0%
Atlanta Water & Wastewater, 0.191%, 11/1/21  670 670
Atlanta Water & Wastewater, 0.271%, 11/1/22  670 671
Atlanta Water & Wastewater, 0.407%, 11/1/23  670 671
Atlanta Water & Wastewater, 0.616%, 11/1/24  670 671
2,683
Hawaii 0.0%
Hawaii, Series GB, GO, 0.571%, 10/1/23  2,885 2,901
2,901
Illinois 0.2%
Illinois, Series A, GO, 2.84%, 10/1/23  20,095 20,581
20,581
Michigan 0.1%
Michigan Fin. Auth., Series A-1, 0.897%, 6/1/22  1,350 1,352
Michigan Fin. Auth., Series A-1, 1.086%, 6/1/23  1,450 1,457
Michigan Fin. Auth., Series A-1, 1.376%, 6/1/24  3,425 3,463
6,272
New York 0.0%
New York Transportation Dev., Terminal 4 JFK Int'l. Airport,
Series B, 1.36%, 12/1/21  840 842
New York Transportation Dev., Terminal 4 JFK Int'l. Airport,
Series B, 1.61%, 12/1/22  715 724
1,566
Oklahoma 0.0%
Oklahoma Turnpike Auth., Series B, 0.491%, 1/1/22  1,340 1,342
1,342
Texas 0.1%
Central Texas Turnpike System, Series B, VRDN, 1.98%, 8/15/42
(Tender 8/15/22)  6,275 6,360
Dallas Area Rapid Transit, 0.297%, 12/1/21  905 905
Dallas Area Rapid Transit, 0.397%, 12/1/22  670 671
Dallas Area Rapid Transit, 0.541%, 12/1/23  485 487
Dallas Area Rapid Transit, 0.761%, 12/1/24  380 382
8,805
West Virginia 0.1%
Tobacco Settlement Fin. Auth., Class 1 Senior Bonds, Series A,
0.947%, 6/1/22  1,330 1,335
Tobacco Settlement Fin. Auth., Class 1 Senior Bonds, Series A,
1.193%, 6/1/23  2,000 2,017
Tobacco Settlement Fin. Auth., Class 1 Senior Bonds, Series A,
1.497%, 6/1/24  2,680 2,717
6,069
Total Municipal Securities (Cost $55,735) 56,474

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Par/Shares $ Value
(Amounts in 000s)
‡
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 5.1%
Commercial Mortgage-Backed Securities 0.5%
Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class A, ARM
1M USD LIBOR + 0.93%, 1.026%, 12/15/36 (1) 8,480 8,480
Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class B, ARM
1M USD LIBOR + 1.50%, 1.596%, 12/15/36 (1) 12,725 12,714
Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class C, ARM
1M USD LIBOR + 1.65%, 1.746%, 12/15/36 (1) 3,860 3,852
BX Commercial Mortgage Trust
Series 2019-IMC, Class C, ARM
1M USD LIBOR + 1.60%, 1.696%, 4/15/34 (1) 11,895 11,859
InTown Hotel Portfolio Trust
Series 2018-STAY, Class A, ARM
1M USD LIBOR + 0.95%, 1.046%, 1/15/33 (1) 3,310 3,318
InTown Hotel Portfolio Trust
Series 2018-STAY, Class B, ARM
1M USD LIBOR + 1.30%, 1.396%, 1/15/33 (1) 1,855 1,860
New Orleans Hotel Trust
Series 2019-HNLA, Class C, ARM
1M USD LIBOR + 1.589%, 1.685%, 4/15/32 (1) 5,220 5,169
47,252
Home Equity Loans Backed 0.2%
Citigroup Mortgage Loan Trust
Series 2019-IMC1, Class A1, CMO, ARM
2.72%, 7/25/49 (1) 3,876 3,911
Flagstar Mortgage Trust
Series 2021-5INV, Class A5, CMO, ARM
2.50%, 5/25/33 (1) 14,807 15,204
19,115
Whole Loans Backed 4.4%
Angel Oak Mortgage Trust I
Series 2019-2, Class A1, CMO, ARM
3.628%, 3/25/49 (1) 2,760 2,788
Bayview Mortgage Fund IVc Trust
Series 2017-RT3, Class A, CMO, ARM
3.50%, 1/28/58 (1) 9,414 9,513
Bayview MSR Opportunity Master Fund Trust
Series 2021-2, Class A5, CMO, ARM
2.50%, 6/25/51 (1) 13,718 14,108
Bayview Opportunity Master Fund IVb Trust
Series 2017-SPL4, Class A, CMO, ARM
3.50%, 1/28/55 (1) 2,800 2,852

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Connecticut Avenue Securities
Series 2017-C02, Class 2ED3, CMO, ARM
1M USD LIBOR + 1.35%, 1.434%, 9/25/29  14,314 14,405
Connecticut Avenue Securities
Series 2017-C04, Class 2ED2, CMO, ARM
1M USD LIBOR + 1.10%, 1.184%, 11/25/29  15,235 15,047
Connecticut Avenue Securities
Series 2017-C05, Class 1ED3, CMO, ARM
1M USD LIBOR + 1.20%, 1.284%, 1/25/30  9,705 9,471
Connecticut Avenue Securities
Series 2017-C06, Class 1M2B, CMO, ARM
1M USD LIBOR + 2.65%, 2.734%, 2/25/30  8,159 8,217
Connecticut Avenue Securities
Series 2018-C01, Class 1ED2, CMO, ARM
1M USD LIBOR + 0.85%, 0.934%, 7/25/30  10,628 10,628
Connecticut Avenue Securities
Series 2018-C02, Class 2EB2, CMO, ARM
1M USD LIBOR + 0.90%, 0.984%, 8/25/30  5,118 5,038
Connecticut Avenue Securities
Series 2018-C02, Class 2ED2, CMO, ARM
1M USD LIBOR + 0.90%, 0.984%, 8/25/30  12,113 11,994
Connecticut Avenue Securities
Series 2018-C03, Class 1EB2, CMO, ARM
1M USD LIBOR + 0.85%, 0.934%, 10/25/30  18,163 18,066
Connecticut Avenue Securities
Series 2018-C03, Class 1ED2, CMO, ARM
1M USD LIBOR + 0.85%, 0.934%, 10/25/30  13,006 12,946
CSMC Trust
Series 2021-RPL6, Class A1, CMO, ARM
2.00%, 10/25/60 (1) 12,744 12,995
Ellington Financial Mortgage Trust
Series 2019-2, Class A1, CMO, ARM
2.739%, 11/25/59 (1) 2,865 2,912
Freddie Mac Whole Loan Securities Trust
Series 2017-SC01, Class M1, CMO, ARM
3.619%, 12/25/46 (1) 1,928 1,946
Galton Funding Mortgage Trust
Series 2018-1, Class A23, CMO, ARM
3.50%, 11/25/57 (1) 1,993 2,016
Galton Funding Mortgage Trust
Series 2018-2, Class A31, CMO, ARM
4.50%, 10/25/58 (1) 3,030 3,086
Galton Funding Mortgage Trust
Series 2020-H1, Class A3, CMO, ARM
2.617%, 1/25/60 (1) 6,188 6,219
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM
1.66%, 7/25/44 (1) 190 191

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Par/Shares $ Value
(Amounts in 000s)
‡
GS Mortgage-Backed Securities Trust
Series 2021-PJ6, Class A8, CMO, ARM
2.50%, 11/25/51 (1) 24,491 25,118
Homeward Opportunities Fund I Trust
Series 2019-3, Class A3, CMO, ARM
3.031%, 11/25/59 (1) 4,917 5,009
JPMorgan Mortgage Trust
Series 2019-INV2, Class A3, CMO, ARM
3.50%, 2/25/50 (1) 1,884 1,916
JPMorgan Mortgage Trust
Series 2020-LTV1, Class A4, CMO, ARM
3.50%, 6/25/50 (1) 1,244 1,244
MetLife Securitization Trust
Series 2017-1A, Class A, CMO, ARM
3.00%, 4/25/55 (1) 3,368 3,445
MetLife Securitization Trust
Series 2018-1A, Class A, CMO, ARM
3.75%, 3/25/57 (1) 9,551 9,878
Mill City Mortgage Loan Trust
Series 2016-1, Class A1, CMO, ARM
2.50%, 4/25/57 (1) 306 307
Mill City Mortgage Loan Trust
Series 2017-2, Class A1, CMO, ARM
2.75%, 7/25/59 (1) 3,083 3,123
New Residential Mortgage Loan Trust
Series 2019-NQM5, Class A3, CMO, ARM
3.065%, 11/25/59 (1) 3,689 3,730
New Residential Mortgage Loan Trust
Series 2020-NQM1, Class A1, CMO, ARM
2.464%, 1/26/60 (1) 4,572 4,613
OBX Trust
Series 2019-EXP1, Class 1A3, CMO, ARM
4.00%, 1/25/59 (1) 4,754 4,830
OBX Trust
Series 2019-EXP3, Class 2A1, CMO, ARM
1M USD LIBOR + 0.90%, 0.984%, 10/25/59 (1) 3,465 3,470
OBX Trust
Series 2019-EXP3, Class 2A2, CMO, ARM
1M USD LIBOR + 1.10%, 1.184%, 10/25/59 (1) 3,147 3,191
OBX Trust
Series 2020-EXP1, Class 1A9, CMO, ARM
3.50%, 2/25/60 (1) 4,013 4,106
OBX Trust
Series 2020-EXP1, Class 2A1, CMO, ARM
1M USD LIBOR + 0.75%, 0.834%, 2/25/60 (1) 1,790 1,789
OBX Trust
Series 2020-INV1, Class A21, CMO, ARM
3.50%, 12/25/49 (1) 2,375 2,411

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Sequoia Mortgage Trust
Series 2018-CH1, Class A2, CMO, ARM
3.50%, 2/25/48 (1) 2,111 2,125
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM
4.00%, 6/25/48 (1) 1,899 1,921
Sequoia Mortgage Trust
Series 2018-CH3, Class A2, CMO, ARM
4.00%, 8/25/48 (1) 1,984 2,017
SG Residential Mortgage Trust
Series 2019-3, Class A3, CMO, ARM
3.082%, 9/25/59 (1) 5,292 5,316
SG Residential Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
1.16%, 7/25/61 (1) 18,229 18,217
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A1, CMO, ARM
2.61%, 9/27/49 (1) 4,077 4,122
Starwood Mortgage Residential Trust
Series 2020-1, Class A3, CMO, ARM
2.562%, 2/25/50 (1) 4,722 4,764
Structured Agency Credit Risk Debt Notes
Series 2017-DNA2, Class M1, CMO, ARM
1M USD LIBOR + 1.20%, 1.284%, 10/25/29  2,011 2,011
Structured Agency Credit Risk Debt Notes
Series 2017-DNA3, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.834%, 3/25/30  891 891
Structured Agency Credit Risk Debt Notes
Series 2018-DNA2, Class M1, CMO, ARM
1M USD LIBOR + 0.80%, 0.884%, 12/25/30 (1) 3,039 3,039
Structured Agency Credit Risk Debt Notes
Series 2018-DNA2, Class M2AS, CMO, ARM
1M USD LIBOR + 0.95%, 1.034%, 12/25/30 (1) 12,137 12,112
Structured Agency Credit Risk Debt Notes
Series 2018-DNA3, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.834%, 9/25/48 (1) 27 27
Structured Agency Credit Risk Debt Notes
Series 2018-DNA3, Class M2AS, CMO, ARM
1M USD LIBOR + 0.90%, 0.984%, 9/25/48 (1) 8,860 8,869
Structured Agency Credit Risk Debt Notes
Series 2018-HQA2, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.834%, 10/25/48 (1) 1,374 1,374
Structured Agency Credit Risk Debt Notes
Series 2020-HQA5, Class M1, CMO, ARM
SOFR30A + 1.10%, 1.15%, 11/25/50 (1) 2,219 2,220
Towd Point Mortgage Trust
Series 2016-1, Class A1B, CMO, ARM
2.75%, 2/25/55 (1) 114 114

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Towd Point Mortgage Trust
Series 2016-1, Class A3B, CMO, ARM
3.00%, 2/25/55 (1) 901 908
Towd Point Mortgage Trust
Series 2016-2, Class A1A, CMO, ARM
2.75%, 8/25/55 (1) 1,040 1,045
Towd Point Mortgage Trust
Series 2016-3, Class A1, CMO, ARM
2.25%, 4/25/56 (1) 915 917
Towd Point Mortgage Trust
Series 2016-4, Class A1, CMO, ARM
2.25%, 7/25/56 (1) 1,125 1,133
Towd Point Mortgage Trust
Series 2017-1, Class A1, CMO, ARM
2.75%, 10/25/56 (1) 2,130 2,161
Towd Point Mortgage Trust
Series 2017-2, Class A1, CMO, ARM
2.75%, 4/25/57 (1) 1,879 1,903
Towd Point Mortgage Trust
Series 2017-4, Class A1, CMO, ARM
2.75%, 6/25/57 (1) 8,903 9,105
Towd Point Mortgage Trust
Series 2017-6, Class A1, CMO, ARM
2.75%, 10/25/57 (1) 13,364 13,611
Towd Point Mortgage Trust
Series 2018-1, Class A1, CMO, ARM
3.00%, 1/25/58 (1) 2,687 2,747
Towd Point Mortgage Trust
Series 2018-5, Class A1A, CMO, ARM
3.25%, 7/25/58 (1) 3,732 3,800
Verus Securitization Trust
Series 2019-INV3, Class A3, CMO, ARM
3.10%, 11/25/59 (1) 8,106 8,219
Verus Securitization Trust
Series 2020-1, Class A3, CMO, STEP
2.724%, 1/25/60 (1) 7,983 8,076
Verus Securitization Trust
Series 2021-3, Class A1, CMO, ARM
1.046%, 6/25/66 (1) 17,837 17,859
Wells Fargo Mortgage Backed Securities Trust
Series 2021-RR1, Class A3, CMO, ARM
2.50%, 12/25/50 (1) 12,613 12,904
396,145
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$461,818) 462,512

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Par/Shares $ Value
(Amounts in 000s)
‡
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 0.6%
U.S. Government Agency Obligations 0.0%
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.625%, 1.875%, 7/1/38  16 16
12M USD LIBOR + 1.961%, 2.336%, 2/1/33  — —
12M USD LIBOR + 1.987%, 2.362%, 2/1/34  1 2
12M USD LIBOR + 2.029%, 2.448%, 11/1/36  17 17
1Y CMT + 2.219%, 2.344%, 10/1/33  — —
Federal National Mortgage Assn., ARM
12M USD LIBOR + 1.34%, 1.715%, 12/1/35  5 5
12M USD LIBOR + 1.59%, 1.926%, 12/1/35  13 13
12M USD LIBOR + 1.674%, 2.049%, 2/1/33  1 1
12M USD LIBOR + 1.676%, 2.013%, 7/1/34  1 1
12M USD LIBOR + 1.715%, 2.09%, 12/1/32  15 16
12M USD LIBOR + 1.715%, 2.215%, 10/1/32  6 6
12M USD LIBOR + 1.726%, 2.226%, 9/1/32  1 1
12M USD LIBOR + 1.77%, 2.145%, 12/1/35  2 2
12M USD LIBOR + 1.78%, 2.155%, 1/1/34  5 5
12M USD LIBOR + 1.83%, 2.156%, 8/1/38  8 8
12M USD LIBOR + 1.853%, 2.103%, 8/1/38  7 7
12M USD LIBOR + 1.892%, 2.307%, 12/1/35  4 4
1Y CMT + 2.00%, 2.125%, 1/1/35  — —
1Y CMT + 2.125%, 2.125%, 7/1/33  — —
COF11 + 1.25%, 2.187%, 7/1/27  — —
Federal National Mortgage Assn., CMO, STEP, 5.11%, 1/25/32  — —
Federal National Mortgage Assn., UMBS, 7.00%, 10/1/23  — 1
105
U.S. Government Obligations 0.6%
Government National Mortgage Assn.
8.50%, 4/15/22 - 6/20/27  34 35
9.00%, 12/15/22  — —
Government National Mortgage Assn., CMO, 3.50%, 5/20/49  5,002 5,307
Government National Mortgage Assn., TBA, 2.00%, 10/20/51 (4) 46,935 47,826
53,168
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $53,033) 53,273
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 84.9%
U.S. Treasury Obligations 84.9%
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/22  3,665 3,708
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/23  158,788 164,644

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Par/Shares $ Value
(Amounts in 000s)
‡
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/24  359,291 385,340
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/24  671,694 721,442
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/25 (5) 1,095,935 1,181,897
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/25  770,239 840,043
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/26 (2) 731,977 799,570
U.S. Treasury Inflation-Indexed Notes, 0.25%, 1/15/25  574,780 621,032
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/23  215,554 227,712
U.S. Treasury Inflation-Indexed Notes, 0.375%, 1/15/27  119,821 133,712
U.S. Treasury Inflation-Indexed Notes, 0.50%, 4/15/24  522,676 560,570
U.S. Treasury Inflation-Indexed Notes, 0.625%, 4/15/23  561,724 589,547
U.S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/24  713,536 764,264
U.S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/26  712,151 792,602
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $7,543,742) 7,786,083
SHORT-TERM INVESTMENTS 0.8%
Money Market Funds 0.8%
T. Rowe Price Government Reserve Fund, 0.05% (6)(7) 75,799 75,799
Total Short-Term Investments (Cost $75,799) 75,799
SECURITIES LENDING COLLATERAL 1.8%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.0%
Short-Term Funds 0.0%
T. Rowe Price Short-Term Fund, 0.07% (6)(7) 266 2,661
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 2,661

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Par/Shares $ Value
(Amounts in 000s)
‡
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK 1.8%
Short-Term Funds 1.8%
T. Rowe Price Short-Term Fund, 0.07% (6)(7) 15,947 159,474
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank 159,474
Total Securities Lending Collateral (Cost $162,135) 162,135
Total Investments in Securities 101.5%
(Cost $9,053,964) $ 9,304,039
Other Assets Less Liabilities (1.5)% (137,030)
Net Assets 100.0% $ 9,167,009
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$674,644 and represents 7.4% of net assets.
(2) All or a portion of this security is on loan at August 31, 2021.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(4) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $47,826 and represents 0.5% of net assets.
(5) At August 31, 2021, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(6) Seven-day yield
(7) Affiliated Companies
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
COF11 The 11th district monthly weighted average cost of funds index

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

.
.
.
.
.
.
.
.
.
.
CPI Consumer Price Index
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
NZD New Zealand Dollar
SOFR30A 30-day Average SOFR (Secured Overnight Financing Rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

(Amounts in 000s)
SWAPS 0.8%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.8%
Zero-Coupon Inflation Swaps 0.8%
Bank of America, 3 Year Zero-Coupon
Inflation Swap Pay Fixed 1.60% at Maturity,
Receive Variable (Change in CPI) at
Maturity, 2/21/23 148,955 6,896 — 6,896
Barclays Bank, 3 Year Zero-Coupon
Inflation Swap Pay Fixed 1.49% at Maturity,
Receive Variable (Change in CPI) at
Maturity, 8/29/22 20,000 962 — 962
Citibank, 2 Year Zero-Coupon Inflation
Swap Pay Fixed 1.38% at Maturity, Receive
Variable (Change in CPI) at Maturity,
10/7/21 147,826 5,476 — 5,476
Citibank, 2 Year Zero-Coupon Inflation
Swap Pay Fixed 1.41% at Maturity, Receive
Variable (Change in CPI) at Maturity,
10/9/21 295,724 10,881 — 10,881
Citibank, 2 Year Zero-Coupon Inflation
Swap Pay Fixed 1.71% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/16/21 134,000 4,684 — 4,684
Citibank, 3 Year Zero-Coupon Inflation
Swap Pay Fixed 1.42% at Maturity, Receive
Variable (Change in CPI) at Maturity,
10/7/22 147,805 7,438 — 7,438
Citibank, 3 Year Zero-Coupon Inflation
Swap Pay Fixed 1.43% at Maturity, Receive
Variable (Change in CPI) at Maturity,
10/8/22 73,903 3,700 — 3,700
Citibank, 3 Year Zero-Coupon Inflation
Swap Pay Fixed 1.44% at Maturity, Receive
Variable (Change in CPI) at Maturity,
10/8/22 73,902 3,698 — 3,698
Citibank, 3 Year Zero-Coupon Inflation
Swap Pay Fixed 1.49% at Maturity, Receive
Variable (Change in CPI) at Maturity,
2/26/23 84,383 4,206 — 4,206
Citibank, 3 Year Zero-Coupon Inflation
Swap Pay Fixed 1.59% at Maturity, Receive
Variable (Change in CPI) at Maturity,
2/20/23 117,403 5,462 — 5,462

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Citibank, 3 Year Zero-Coupon Inflation
Swap Pay Fixed 1.59% at Maturity, Receive
Variable (Change in CPI) at Maturity,
2/18/23 66,385 3,056 — 3,056
Citibank, 3 Year Zero-Coupon Inflation
Swap Pay Fixed 1.60% at Maturity, Receive
Variable (Change in CPI) at Maturity,
2/18/23 90,615 4,161 — 4,161
Goldman Sachs, 3 Year Zero-Coupon
Inflation Swap Pay Fixed 1.61% at Maturity,
Receive Variable (Change in CPI) at
Maturity, 2/21/23 122,539 5,654 — 5,654
UBS Investment Bank, 5 Year Zero-
Coupon Inflation Swap, Pay Fixed 2.29% at
Maturity, Receive Variable (Change in CPI)
at Maturity, 6/5/23 201,300 4,574 — 4,574
Total Bilateral Zero-Coupon Inflation Swaps — 70,848
Total Bilateral Swaps — 70,848
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Zero-Coupon Inflation Swaps 0.0%
2 Year Zero-Coupon Inflation Swap Pay
Fixed 3.14% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/3/23 153,500 330 — 330
3 Year Zero-Coupon Inflation Swap Pay
Fixed 1.56% at Maturity, Receive Variable
(Change in CPI) at Maturity, 2/25/23 91,720 4,342 — 4,342
3 Year Zero-Coupon Inflation Swap Pay
Fixed 2.94% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/3/24 94,034 273 1 272
3 Year Zero-Coupon Inflation Swap Pay
Fixed 2.95% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/3/24 61,134 143 — 143

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
3 Year Zero-Coupon Inflation Swap Pay
Fixed 2.96% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/2/24 158,669 379 — 379
Total Centrally Cleared Zero-Coupon Inflation Swaps 5,466
Total Centrally Cleared Swaps 5,466
Net payments (receipts) of variation margin to date (6,309)
Variation margin receivable (payable) on centrally cleared swaps $ (843)

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Canadian Imperial Bank
of Commerce 10/22/21 CAD 11,745 USD 9,135 $ 173
Canadian Imperial Bank
of Commerce 10/22/21 USD 9,302 CAD 11,745 (7)
Citibank 10/22/21 AUD 12,805 USD 9,130 240
Citibank 10/22/21 NZD 13,405 USD 9,150 295
Citibank 10/22/21 USD 9,290 AUD 12,805 (80)
Goldman Sachs 10/22/21 USD 9,314 NZD 13,405 (130)
Goldman Sachs 11/19/21 GBP 6,710 USD 9,139 88
Morgan Stanley 11/19/21 EUR 7,830 USD 9,161 98
Morgan Stanley 11/19/21 USD 9,209 EUR 7,830 (50)
Morgan Stanley 11/19/21 USD 9,199 GBP 6,710 (28)
Net unrealized gain (loss) on open forward
currency exchange contracts $ 599

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 1,476 U.S. Treasury Notes five year contracts 12/21 182,609 $ 113
Long, 2,773 U.S. Treasury Notes ten year contracts 12/21 370,065 105
Long, 91 U.S. Treasury Notes two year contracts 12/21 20,050 12
Net payments (receipts) of variation margin to date (459)
Variation margin receivable (payable) on open futures contracts $ (229)

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.05% $ — $ — $ 14
T. Rowe Price Short-Term Fund, 0.07% — — —++
Totals $ —# $ — $ 14+
Supplementary Investment Schedule
Affiliate
Value
05/31/21
Purchase
Cost
Sales
Cost
Value
08/31/21
T. Rowe Price Government
Reserve Fund, 0.05% $ 46,888  ¤  ¤ $ 75,799
T. Rowe Price Short-Term Fund,
0.07% 23,289  ¤  ¤ 162,135
Total $ 237,934^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $14 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $237,934.

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Limited Duration Inflation Focused Bond Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

F161-054Q1 08/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 9,066,105 $ — $ 9,066,105
Short-Term Investments 75,799 — — 75,799
Securities Lending Collateral 162,135 — — 162,135
Total Securities 237,934 9,066,105 — 9,304,039
Swaps* — 76,314 — 76,314
Forward Currency Exchange
Contracts — 894 — 894
Futures Contracts* 230 — — 230
Total $ 238,164 $ 9,143,313 $ — $ 9,381,477
Liabilities
Forward Currency Exchange
Contracts $ — $ 295 $ — $ 295
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S.
Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.